Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statements of Comprehensive Income (Loss)) (Details) - USD ($)
$ / shares in Units, $ in Millions
	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Insurance premiums					$ 6,087	$ 5,617	$ 5,372
Fee income					5,603	6,039	6,371
Net investment income					5,515	6,111	5,510
Realized gain (loss)					840	(867)	(513)
Amortization of deferred gain on business sold through reinsurance					42	38	41
Other revenues					723	777	658
Total revenues	$ 3,841	$ 4,672	$ 5,577	$ 4,720	18,810	17,715	17,439
Expenses
Benefits					8,479	8,503	8,677
Interest credited					2,877	2,929	2,923
Market risk benefit (gain) loss					(3,246)	(3,753)
Policyholder liability remeasurement (gain) loss					2,766	(183)
Commissions and other expenses					5,125	5,219	5,064
Interest and debt expense					283	270	284
Spark program expense					167	87	68
Impairment of intangibles					634
Total expenses	2,856	6,798	4,545	2,885	17,085	13,072	17,016
Income (loss) before taxes					1,725	4,643	423
Federal income tax expense (benefit)					367	865	(76)
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	1,358	3,778	499
Unrealized investment gain (loss)					(18,059)	(3,287)	3,192
Market risk benefit gain (loss)					(210)	(923)
Policyholder liability remeasurement gain (loss)					2,012	591
Foreign currency translation adjustment					(20)	(2)	5
Funded status of employee benefit plans					(59)	47	61
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Comprehensive income (loss)					$ (14,978)	$ 204	$ 3,757
Net Income (Loss) Per Common Share
Basic (in dollars per share)	$ 4.80	$ (10.46)	$ 4.91	$ 8.50	$ 7.93	$ 20.17	$ 2.58
Diluted (in dollars per share)	$ 4.73	$ (10.47)	$ 4.83	$ 8.39	7.78	19.96	2.56
Cash Dividends Declared Per Common Share					$ 1.80	$ 1.71	$ 1.62
As Previously Reported [Member]
Revenues
Insurance premiums					$ 6,087	$ 5,617
Fee income					6,054	6,887
Net investment income					5,511	6,115
Realized gain (loss)					336	(212)
Amortization of deferred gain on business sold through reinsurance					74	46
Other revenues					722	777
Total revenues					18,784	19,230
Expenses
Benefits					12,546	8,529
Interest credited					2,870	2,915
Commissions and other expenses					5,095	5,791
Interest and debt expense					283	270
Spark program expense					167	87
Impairment of intangibles					634
Total expenses					21,595	17,592
Income (loss) before taxes					(2,811)	1,638
Federal income tax expense (benefit)					(584)	233
Net income (loss)					(2,227)	1,405
Unrealized investment gain (loss)					(14,030)	(2,535)
Foreign currency translation adjustment					(20)	(2)
Funded status of employee benefit plans					(59)	47
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Comprehensive income (loss)					$ (16,336)	$ (1,085)
Net Income (Loss) Per Common Share
Basic (in dollars per share)					$ (13.02)	$ 7.50
Diluted (in dollars per share)					(13.10)	7.43
Cash Dividends Declared Per Common Share					$ 1.80	$ 1.71
Restatement Adjustments [Member]
Revenues
Fee income						$ 18
Net investment income					$ 4	(4)
Realized gain (loss)					9	626
Amortization of deferred gain on business sold through reinsurance					(32)	(8)
Other revenues					1
Total revenues					(18)	632
Expenses
Interest credited						18
Commissions and other expenses					1	3
Total expenses					1	21
Income (loss) before taxes					(19)	611
Federal income tax expense (benefit)					(5)	129
Net income (loss)					(14)	482
Comprehensive income (loss)					$ (14)	$ 482
Net Income (Loss) Per Common Share
Basic (in dollars per share)					$ (0.09)	$ 2.57
Diluted (in dollars per share)					$ (0.09)	$ 2.55
Cumulative Effect, Period of Adoption, Adjustment [Member]
Revenues
Fee income					$ (451)	$ (866)
Realized gain (loss)					495	(1,281)
Total revenues					44	(2,147)
Expenses
Benefits					(4,067)	(26)
Interest credited					7	(4)
Market risk benefit (gain) loss					(3,246)	(3,753)
Policyholder liability remeasurement (gain) loss					2,766	(183)
Commissions and other expenses					29	(575)
Total expenses					(4,511)	(4,541)
Income (loss) before taxes					4,555	2,394
Federal income tax expense (benefit)					956	503
Net income (loss)					3,599	1,891
Unrealized investment gain (loss)					(4,029)	(752)
Market risk benefit gain (loss)					(210)	(923)
Policyholder liability remeasurement gain (loss)					2,012	591
Total other comprehensive income (loss), net of tax					(2,227)	(1,084)
Comprehensive income (loss)					$ 1,372	$ 807
Net Income (Loss) Per Common Share
Basic (in dollars per share)					$ 21.04	$ 10.10
Diluted (in dollars per share)					$ 20.97	$ 9.98
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Revenues
Insurance premiums					$ 6,087	$ 5,617
Fee income					6,054	6,905
Net investment income					5,515	6,111
Realized gain (loss)					345	414
Amortization of deferred gain on business sold through reinsurance					42	38
Other revenues					723	777
Total revenues					18,766	19,862
Expenses
Benefits					12,546	8,529
Interest credited					2,870	2,933
Commissions and other expenses					5,096	5,794
Interest and debt expense					283	270
Spark program expense					167	87
Impairment of intangibles					634
Total expenses					21,596	17,613
Income (loss) before taxes					(2,830)	2,249
Federal income tax expense (benefit)					(589)	362
Net income (loss)					(2,241)	1,887
Unrealized investment gain (loss)					(14,030)	(2,535)
Foreign currency translation adjustment					(20)	(2)
Funded status of employee benefit plans					(59)	47
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Comprehensive income (loss)					$ (16,350)	$ (603)
Net Income (Loss) Per Common Share
Basic (in dollars per share)					$ (13.11)	$ 10.07
Diluted (in dollars per share)					(13.19)	9.98
Cash Dividends Declared Per Common Share					$ 1.80	$ 1.71